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                                                                                                       OMB APPROVAL
                                          UNITED STATES                                        OMB Number:         3235-0058
                               SECURITIES AND EXCHANGE COMMISSION                              Expires:         May 31, 1997
                                     Washington, D.C. 20549                                    Estimated average burden
                                                                                               hours per response  . .  2.50
                                         FORM 12b-25

                                                                                                      SEC FILE NUMBER
                                                                                                         0-10737
                                   NOTIFICATION OF LATE FILING
                                                                                                       CUSIP NUMBER
 (Check One): [x] Form 10-K  [ ] Form 20-F  [ ] Form 11-K  [ ] Form 10-Q  [ ] Form N-SAR                86368910 5
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                 For Period Ended: December 31, 1994
                 [  ]     Transition Report on Form 10-K
                 [  ]     Transition Report on Form 20-F
                 [  ]     Transition Report on Form 11-K
                 [  ]     Transition Report on Form 10-Q
                 [  ]     Transition Report on Form N-SAR
                 For the Transition Period Ended:
                                                 ------------------------------


********************************************************************************
*                                                                              *
*           Read Instruction (on back page) Before Preparing Form.             *
*                            Please Print or Type.                             *
*                                                                              *
*  NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS    *
*                 VERIFIED ANY INFORMATION CONTAINED HEREIN.                   *
*                                                                              *
********************************************************************************

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

- - - - - - - --------------------------------------------------------------------------------

PART I -- REGISTRANT INFORMATION

Stuart Entertainment, Inc.
- - - - - - - --------------------------------------------------------------------------------
Full Name of Registrant


- - - - - - - --------------------------------------------------------------------------------
Former Name if Applicable

3211 Nebraska Avenue
- - - - - - - --------------------------------------------------------------------------------
Address of Principal Executive Office (Street and Number)

Council Bluffs, Iowa 51501
- - - - - - - --------------------------------------------------------------------------------
City, State and Zip Code

PART II -- RULES 12B-25(B) AND (C)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

        (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
        (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the
  [x] subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
        (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III -- NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

Please See Attached.                            (ATTACH EXTRA SHEETS IF NEEDED)
                                                                SEC 1344 (6/94)

PART IV -- OTHER INFORMATION

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 (1)    Name and telephone number of person to contact in regard to this notification

          John A. McCray                                    (712)                      323-1488
        ------------------------------------   -------------------------------   ----------------------
                          (Name)                         (Area Code)               (Telephone Number)

 (2)    Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?  If answer
        is no, identify report(s).                                                                             [x] Yes [ ] No


 (3)    Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the
        subject report or portion thereof?                                                                     [x] Yes [ ] No

        If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.
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================================================================================

                           Stuart Entertainment, Inc.
         ------------------------------------------------------------
                  (Name of Registrant as Specified in Charter)


has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.


Date   March 31, 1995               By   /s/ John A. McCray
     ----------------------            ----------------------------------------
                                            John A. McCray, Director of Finance

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

                                   ATTENTION

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*                                                                         *
*  Intentional misstatements or omissions of fact constitute Federal      *
*                  Criminal Violations (See 18 U.S.C. 1001).              *
*                                                                         *
***************************************************************************





                              GENERAL INSTRUCTIONS

1. This form is required by Rule 12b-25 (17 CFR 240.12b-25) of the General Rules and Regulations under the Securities Exchange Act of 1934.

2. One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, D.C. 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of public record in the Commission files.

3. A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.

4. Amendments to the notifications must also be filed on form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amended notification.

5. Electronic Filers. This form shall not be used by electronic filers unable to timely file a report solely due to electronic difficulties. Filers unable to submit a report within the time period prescribed due to difficulties in electronic filing should comply with either Rule 201 or Rule 202 of Regulation S-T (Section 232.201 or Section 232.202 of this chapter) or apply for an adjustment in filing date pursuant to Rule 13(b) of Regulation S-T (Section 232.13(b) of this chapter).

PART III - NARRATIVE

                 On December 13, 1994, the Registrant acquired all of the outstanding capital stock of Len Stuart & Associates Limited, an Ontario, Canada corporation ("LSA") (the "Acquisition") for an aggregate purchase price of $35,000,000 which was paid $30,000,000 in cash and by the issuance of a $5,000,000 subordinated note. As a result of a post-closing audit, the seller was paid an additional $1,700,000 as a purchase price adjustment. LSA's major asset was Bingo Press & Specialty Limited, an Ontario Canada corporation doing business as Bazaar & Novelty ("Bazaar"). For accounting purposes, the Registrant accounted for the Acquisition as a purchase. As a result of this accounting treatment, the Registrant has to make extensive adjustments to the financial statements for the year ended December 31, 1994, and therefore the Registrant is unable to timely complete the information required for the presentation of the Form 10-K for the fiscal year ended December 31, 1994.

PART IV - OTHER INFORMATION

3. The Acquisition will have a significant impact on the balance sheet of the Registrant although results of operations will only be impacted by 18 days of Bazaar operations. Additionally, in December, 1994 the Registrant entered into an agreement (the "VGSA Agreement") with Video Gaming Systems of America, Inc. ("VGSA") terminating prior agreements between the Registrant and VGSA for $2,000,000 payable $1,000,000 in cash and the balance through the issuance of a promissory note in the principal amount of $1,000,000. The Registrant intends to reflect in expenses during 1994 the full effect of the VGSA Agreement. The results of operations will also be impacted by a $1,050,000 increase in the Registrant's bad debt reserve.

                 Anticipated condensed financial information for the Registrant is as follows:

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
                                                      12-31-94                          12-31-93
                                                      --------                          --------
         Balance Sheets

                 Current Assets                     $35,981,000                       $20,233,000
                 Other Assets                        53,610,000                        17,068,000
                                                    -----------                       -----------
                                                    $89,591,000                       $37,301,000
                                                    ===========                       ===========

                 Current Liabilities                $34,362,000                       $16,491,000
                 Other Liabilities                   25,114,000                         5,670,000
                 Equity                              30,115,000                        15,140,000
                                                    -----------                       -----------
                                                    $89,591,000                       $37,301,000
                                                    ===========                       ===========

         Income Statements

                 Revenues                           $59,143,000                       $53,937,000
                 Costs and expenses including taxes  60,751,000                        53,239,000
                                                    -----------                       -----------
                 Net Income (Loss)                  $(1,608,000)                      $   698,000
                                                    ===========                       ===========

         Net Income (Loss) per common share         $     (0.45)                      $      0.20
                                                          =====                              ====
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